Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sound Equity Dividend Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.63%	5.08%	3.83%	33.46%
Sound Enhanced Fixed Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.49%	15.25%	(15.22%)	9.73%